Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    June 24, 2013


David Burton
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Whoopass Poker Corporation
               Item 4.02 Form 8-K
               File No. 0-54724

Gentlemen:

     In response to the letter of comment of June 21, 2013 from the Securities and Exchange Commission to Whoopass Poker Corporation regarding the filing of its Form 8-K Item 4.02 noticing nonreliance upon certain filed financial information, the Form 8-K has been amended to address those comments 1 through 3 as itemized in that letter.

     The filing of the Form 10-K was a clerical error made by the filing agent of the Company in that such Form 10-K was filed prior to its completion based upon a misunderstanding by the filing agent.


                         Sincerely,




                         /s/ Lee W. Cassidy